Summary of Significant Accounting Policies (Sound Concepts Inc.) (Tables) - Sound Concepts, Inc. [Member]	11 Months Ended
Nov. 30, 2018
Summary of Significant Customers and Vendors

The Company’s concentration of credit risk includes its concentrations from key customers and vendors. The details of these significant customers and vendors are presented in the following table for the years ended December 31, 2017 and 2016, as well as for the eleven months ended November 30, 2018 and 2017:

	Eleven Months Ended November 30, 2018	Eleven Months Ended November 30, 2017	Year Ended December 31,2017	Year Ended December 31,2016
	Unaudited	Unaudited
Sound Concept’s largest customers are presented below as a percentage of Sound Concept’s aggregate:

Revenue	12% and 11% of revenue, or 23% of revenue in the aggregate	17%, 16% and 11% of revenue, or 44% of revenue in the aggregate	17%, 17% and 11% of revenue, or 45% of revenue in the aggregate	38% and 12% of revenue, or 50% of revenue in the aggregate

Accounts receivable	13% and 15% of accounts receivable, or 28% of accounts receivable in the aggregate	13% and 11% of accounts receivable, or 24% of accounts receivable in the aggregate	24%, 13% and 13% of accounts receivable, or 50% of accounts receivable in the aggregate	38% and 10% of accounts receivable, or 48% of accounts receivable in the aggregate

Sound Concept’s largest vendors are presented below as a percentage of Sound Concept’s aggregate:

Purchase	11% of purchase from one vendor	None over 10%	None over 10%	15% of purchase from one vendor

Accounts payable	13% and 12% of accounts payable, or 25% of accounts payable in the aggregate	12% and 11% of of accounts payable, or 23% of accounts payable in the aggregate	14% of accounts payable to one vendor	21%, 16% and 11% of accounts payable, or 48% of accounts payable in the aggregate

Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the related assets’ estimated useful lives:

Computers	3 years
Furniture and fixture	5 years
Machinery and equipment	5 years
Software	3 years
Vehicles	5 years